FEBRUARY 28, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Sign up for electronic delivery
on **franklintempleton.com**

INTERNATIONAL

Templeton China World Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton China World Fund

Your Fund's Goal and Main Investments: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.

Geographic Breakdown
Based on Total Net Assets as of 2/28/11

China
69.3%
Hong Kong
16.4%
Taiwan
11.8%
Cambodia
0.3%
U.S.
0.2%
Singapore
0.1%
Short-Term Investments & Other Net Assets
1.9%

We are pleased to bring you Templeton China World Fund's semiannual report for the period ended February 28, 2011.

Economic and Market Overview

The Chinese economy recorded strong gross domestic product growth as it accelerated to 10.3% for calendar year 2010, compared with 9.2% in 2009.[1] Inflationary pressures remained high with consumer prices rising at an annual 4.9% rate in January, compared with a 4.6% annualized rate in December 2010.[1] Food prices, the leading contributing factor, increased at a 10.3% annualized rate in January.[1] In an effort to curb liquidity and inflation, the People's Bank of China raised interest rates and cash reserve requirements for banks. The government also implemented tightening measures to cool the property market. China continued to be an attractive foreign investment destination and foreign direct investment inflows rose 17.4% to a record $105.7 billion in 2010.[2]

Chinese markets encountered two major obstacles to otherwise rising equity markets. The first was concerns of a wider debt crisis in the eurozone after Ireland became the second European Union country to accept emergency financial aid, in November 2010. The second was unrest in the Middle East and North Africa. Investors grew increasingly worried that contagion from the Middle East could spread and, subsequently, derail the global economic recovery. Concerns of an interruption in oil supplies due to turmoil in major oil-producing countries such as Libya led to a sharp oil price spike. High oil prices, coupled with increasing food prices, further fueled slower global economic growth and inflation concerns. Despite these disruptions, the Morgan

1. Source: National Bureau of Statistics, China.
2. Source: Ministry of Commerce, China.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

Stanley Capital International (MSCI) Golden Dragon Index, which measures stock market performance in China, Taiwan and Hong Kong, returned +13.74% for the six months ended February 28, 2011, as investors focused on undervalued stocks trading at attractive valuations.3

Investment Strategy

Our investment strategy employs a fundamental, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. We also consider a company’s price/earnings ratio, profit margins and liquidation value.

Performance Overview

For the six months ended February 28, 2011, Templeton China World Fund –Class A delivered a +14.48% cumulative total return. In comparison, the MSCI Golden Dragon Index posted a +13.74% cumulative total return for the same period.3 Also for comparison, the Standard & Poor’s/International Finance Corporation (S&P/IFC) Investable China Index, which measures Chinese stock market performance, generated a +15.34% for the same period.4

In line with our long-term investment strategy, we are pleased with our long-term relative results, which you will find in the Performance Summary beginning on page 7. For example, for the 10-year period ended February 28, 2011, the Fund’s Class A shares delivered a +391.12% cumulative total return, compared with the MSCI Golden Dragon Index’s +124.13% cumulative total return for the same period.5 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

3. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

4. Source: © 2011 Morningstar. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

5. Source: © 2011 Morningstar. As of 2/28/11, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +17.25%, compared with a 10-year average annual total return of +8.41% for the MSCI Golden Dragon Index.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

Manager’s Discussion

During the six-month reporting period, three major stock contributors to absolute performance included China’s largest offshore oil and natural gas company CNOOC, major coal exporter Yanzhou Coal Mining and leading integrated energy company Sinopec (China Petroleum and Chemical). CNOOC’s share price rose due to strong crude oil prices and the company’s higher-than-expected production growth. In our view, the company appeared well positioned to benefit from the long-term uptrend in oil prices. Yanzhou Coal Mining benefited from higher coal prices and greater energy demand. Sinopec’s exploration and production operations benefited from rising oil prices and higher chemical prices as demand gradually recovered. The Chinese government’s decision to allow Sinopec to maintain its refining margins at reasonable levels also alleviated some market concerns.

Among the largest detractors from Fund performance was Shanghai Industrial Holdings, an industrial conglomerate with interests in real estate development, infrastructure, industry and retail. Our investments in China Mobile, a major mobile services provider, and in China Resources Enterprise, a diversified group involved in food processing and distribution, property investment, and retailing, also weighed on performance. Government measures to cool the overheated property market adversely affected Shanghai Industrial’s share price. China Mobile declined by period-end as its typically defensive characteristics became relatively less attractive in a rising market. Over the longer term, however, we view our investments in these companies favorably because we think they are well positioned to benefit from the region’s recovery. China Resources’ share price corrected in 2011 following strong performances in 2009 and 2010. Although its brewery business gained market share, investors were concerned about the company’s margins as packaging costs and barley prices rose.

During the reporting period, we identified attractive fundamentals and increased some holdings in diversified metals and mining, industrial machinery, marine, and construction materials companies. Key purchases included adding shares of China’s leading copper producer Jiangxi Copper and new investments in major Chinese construction machinery manufacturer Changsha Zoomlion Heavy Industry Science and Technology Development, and one of China’s largest shipping companies, China Shipping Container Lines. As a result, exposure to Hong Kong-listed “H” shares increased.6 We liquidated positions in some commercial banks, Internet software and services, and textiles companies.

6. “China H” denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China.

China H shares are traded on the Hong Kong Stock Exchange.

Semiannual Report | 5

Major sales included shares of BOC Hong Kong Holdings, a large Hong Kong commercial banking group, Sohu.com, a Chinese Internet search engine provider, and Weiqiao Textile, a leading Chinese cotton yarn and grey fabric producer.

Thank you for your continued participation in Templeton China World Fund.

We look forward to serving your future investment needs.

Mark Mobius Executive Chairman Templeton Emerging Markets Group

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 2/28/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. It is designed for the aggressive portion of a well-diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Effective after the close of business on 8/8/03, Templeton China World Fund, Inc. (Closed-End Fund), was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund’s performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On 8/11/03, the Fund began offering Class A, B and C shares. For periods prior to 8/11/03, performance quotations are based upon the Closed-End Fund’s performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class’s current, applicable, maximum sales charge and Rule 12b-1 fees. Beginning on 8/11/03, actual class performance is used reflecting all charges, fees and expenses applicable to the Fund and each class.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.96%; B: 2.65%; C: 2.65%; and Advisor: 1.66%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 11

Templeton China World Fund

Financial Highlights

Class A	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$33.89	$29.91	$34.78	$41.29	$25.76	$21.67
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.20)	0.17	0.48	0.34	0.37	0.29
Net realized and unrealized gains (losses)	5.11	4.23	(2.04)	(4.47)	15.42	4.12
Total from investment operations	4.91	4.40	(1.56)	(4.13)	15.79	4.41
Less distributions from:						
Net investment income	(0.35)	(0.42)	(0.30)	(0.41)	(0.26)	(0.32)
Net realized gains	(0.07)	—	(3.01)	(1.97)	—	—
Total distributions	(0.42)	(0.42)	(3.31)	(2.38)	(0.26)	(0.32)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$38.38	$33.89	$29.91	$34.78	$41.29	$25.76
Total return[e]	14.48%	14.76%	(1.10)%	(11.63)%	61.87%	20.65%
Ratios to average net assets[f]						
Expenses	1.96%	2.02%	2.04%[g]	2.00%[g]	2.04%[g]	2.06%[g]
Net investment income (loss)	(1.00)%	0.54%	1.92%	0.86%	1.13%	1.10%
Supplemental data						
Net assets, end of period (000's)	$587,431	$462,960	$404,877	$414,194	$519,266	$262,346
Portfolio turnover rate	2.55%	9.94%	22.36%	10.37%	22.05%	12.96%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Financial Highlights *(continued)*

Class B	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$33.60	$29.74	$34.44	$40.95	$25.53	$21.47
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.30)	(0.05)	0.31	0.06	0.12	0.08
Net realized and unrealized gains (losses)	5.03	4.20	(1.99)	(4.45)	15.36	4.15
Total from investment operations	4.73	4.15	(1.68)	(4.39)	15.48	4.23
Less distributions from:						
Net investment income	(0.07)	(0.29)	(0.01)	(0.15)	(0.06)	(0.17)
Net realized gains	(0.07)	—	(3.01)	(1.97)	—	—
Total distributions	(0.14)	(0.29)	(3.02)	(2.12)	(0.06)	(0.17)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$38.19	$33.60	$29.74	$34.44	$40.95	$25.53
Total return[e]	14.06%	13.97%	(1.81)%	(12.22)%	60.79%	19.87%
Ratios to average net assets[f]						
Expenses	2.65%	2.70%	2.75%[g]	2.67%[g]	2.69%[g]	2.70%[g]
Net investment income (loss)	(1.69)%	(0.14)%	1.21%	0.19%	0.48%	0.46%
Supplemental data						
Net assets, end of period (000's)	$10,246	$9,981	$10,760	$14,272	$20,066	$15,269
Portfolio turnover rate	2.55%	9.94%	22.36%	10.37%	22.05%	12.96%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton China World Fund

Financial Highlights *(continued)*

Class C	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$33.39	$29.58	$34.29	$40.79	$25.48	$21.49
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.31)	(0.05)	0.30	0.07	0.15	0.13
Net realized and unrealized gains (losses)	5.01	4.17	(1.98)	(4.42)	15.28	4.10
Total from investment operations	4.70	4.12	(1.68)	(4.35)	15.43	4.23
Less distributions from:						
Net investment income	(0.12)	(0.31)	(0.02)	(0.18)	(0.12)	(0.24)
Net realized gains	(0.07)	—	(3.01)	(1.97)	—	—
Total distributions	(0.19)	(0.31)	(3.03)	(2.15)	(0.12)	(0.24)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$37.90	$33.39	$29.58	$34.29	$40.79	$25.48
Total return[e]	14.06%	13.97%	(1.77)%	(12.21)%	60.79%	19.91%
Ratios to average net assets[f]						
Expenses	2.65%	2.71%	2.75%[g]	2.66%[g]	2.68%[g]	2.71%[g]
Net investment income (loss)	(1.69)%	(0.15)%	1.21%	0.20%	0.49%	0.45%
Supplemental data						
Net assets, end of period (000's)	$178,693	$153,897	$135,688	$153,068	$199,551	$107,886
Portfolio turnover rate	2.55%	9.94%	22.36%	10.37%	22.05%	12.96%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Financial Highlights *(continued)*

Advisor Class	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$34.13	$30.06	$35.03	$41.55	$25.93	$21.78
Income from investment operations[a]:						
Net investment income (loss)[b]	(0.13)	0.29	0.55	0.50	0.47	0.33
Net realized and unrealized gains (losses)	5.13	4.24	(2.08)	(4.51)	15.52	4.18
Total from investment operations	5.00	4.53	(1.53)	(4.01)	15.99	4.51
Less distributions from:						
Net investment income	(0.45)	(0.46)	(0.43)	(0.54)	(0.37)	(0.36)
Net realized gains	(0.07)	—	(3.01)	(1.97)	—	—
Total distributions	(0.52)	(0.46)	(3.44)	(2.51)	(0.37)	(0.36)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$38.61	$34.13	$30.06	$35.03	$41.55	$25.93
Total return[e]	14.63%	15.12%	(0.84)%	(11.32)%	62.38%	21.08%
Ratios to average net assets[f]						
Expenses	1.66%	1.71%	1.76%[g]	1.67%[g]	1.69%[g]	1.71%[g]
Net investment income (loss)	(0.70)%	0.85%	2.20%	1.19%	1.48%	1.45%
Supplemental data						
Net assets, end of period (000's)	$374,462	$330,254	$268,107	$288,072	$375,738	$245,331
Portfolio turnover rate	2.55%	9.94%	22.36%	10.37%	22.05%	12.96%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton China World Fund

Statement of Investments, February 28, 2011 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 98.1%			
Air Freight & Logistics 0.2%			
Sinotrans Ltd., H	China	8,586,000	$ 2,337,076
Auto Components 1.2%			
Cheng Shin Rubber Industry Co. Ltd.	Taiwan	6,658,831	13,362,427
Automobiles 4.9%			
Chongqing Changan Automobile Co. Ltd., B	China	7,757,824	6,773,217
Dongfeng Motor Group Co. Ltd., H	China	12,299,478	21,318,990
Great Wall Motor Co. Ltd., H	China	10,138,845	15,777,467
Guangzhou Automobile Group Co. Ltd., H	China	3,510,493	4,534,321
Jiangling Motors Corp. Ltd., B	China	2,833,695	8,306,254
			56,710,249
Beverages 0.3%			
Yantai Changyu Pioneer Wine Co. Ltd., B	China	386,000	3,961,351
Chemicals 0.3%			
China Lumena New Materials Corp.	China	3,352,000	1,196,451
[a,b] Yingde Gases Group Co. Ltd., 144A	Hong Kong	2,826,000	2,010,148
			3,206,599
Commercial Banks 10.1%			
[a] Agricultural Bank of China Ltd., H	China	7,286,000	3,610,960
Bank of China Ltd., H	China	78,779,800	41,369,889
BOC Hong Kong (Holdings) Ltd.	China	4,535,000	14,061,790
China Construction Bank Corp., H	China	36,726,926	32,065,622
China Minsheng Banking Corp. Ltd., H	China	124,000	108,103
[b] China Minsheng Banking Corp. Ltd., H, 144A	China	5,736,000	5,000,634
Industrial and Commercial Bank of China Ltd., H	China	26,861,725	20,589,908
			116,806,906
Commercial Services & Supplies 0.1%			
[a] Fook Woo Group Holdings Ltd.	China	4,556,000	1,439,014
Communications Equipment 0.9%			
HTC Corp.	Taiwan	219,450	7,855,941
ZTE Corp., H	China	524,212	2,423,013
			10,278,954
Computers & Peripherals 3.3%			
Asustek Computer Inc.	Taiwan	1,473,659	13,324,850
Lite-On IT Corp.	Taiwan	11,927,404	11,867,266
[a] Pegatron Corp.	Taiwan	3,421,377	4,025,149
Simplo Technology Co. Ltd.	Taiwan	1,376,800	9,024,403
			38,241,668

16 | Semiannual Report

Templeton China World Fund

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Construction Materials 0.9%			
Asia Cement China Holdings Corp.	China	3,770,500	$ 1,975,174
BBMG Corp.	China	3,072,500	4,102,716
Huaxin Cement Co. Ltd., B	China	1,224,758	4,112,737
			10,190,627
Distributors 1.4%			
Dah Chong Hong Holdings Ltd.	Hong Kong	14,813,563	15,558,188
Xinhua Winshare Publishing and Media Company Ltd.	China	1,992,000	1,099,775
			16,657,963
Diversified Telecommunication Services 0.7%			
China Telecom Corp. Ltd., H	China	2,485,833	1,464,977
China Unicom (Hong Kong) Ltd.	China	3,974,168	6,633,393
			8,098,370
Electric Utilities 1.8%			
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	4,276,548	21,057,407
Electrical Equipment 0.3%			
Dongfang Electric Corp. Ltd., H	China	904,400	3,466,180
Electronic Equipment, Instruments & Components 1.4%			
[a] China Security & Surveillance Technology Inc.	United States	442,100	2,055,765
Synnex Technology International Corp.	Taiwan	5,747,094	13,561,210
			15,616,975
Energy Equipment & Services 0.0%[†]			
Anhui Tianda Oil Pipe Co. Ltd., H	China	1,083,000	438,011
Food & Staples Retailing 10.0%			
Beijing Jingkelong Co. Ltd., H	China	3,269,571	4,105,592
China Resources Enterprise Ltd.	Hong Kong	5,108,000	18,789,780
Dairy Farm International Holdings Ltd.	Hong Kong	10,101,176	80,304,349
President Chain Store Corp.	Taiwan	2,908,259	12,072,941
			115,272,662
Food Products 2.7%			
China Foods Ltd.	China	9,352,000	5,259,262
China Yurun Food Group Ltd.	China	1,537,000	4,864,486
People's Food Holdings Ltd.	China	3,602,000	2,194,442
[b] Shenguan Holdings Group Ltd., 144A	China	8,720,000	10,781,742
Uni-President China Holdings Ltd.	Taiwan	4,213,700	2,109,961
Uni-President Enterprises Corp.	Taiwan	1,326,315	1,682,971
[a] Wilmar International Ltd.	Singapore	162,000	648,204
Xiwang Sugar Holdings Co. Ltd.	Hong Kong	13,332,439	3,457,858
[a] Xiwang Sugar Holdings Co. Ltd., wts., 2/22/12	Hong Kong	2,222,073	—
			30,998,926

Semiannual Report | 17

Templeton China World Fund

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Health Care Equipment & Supplies 0.1%			
[a,b] Microport Scientific Corp., 144A	China	1,651,000	$ 1,148,927
Hotels, Restaurants & Leisure 0.8%			
[a] 7 Days Group Holdings Ltd.	China	52,504	992,850
[a] Country Style Cooking Restaurant Chain Co. Ltd., ADR	China	8,250	175,560
NagaCorp Ltd.	Cambodia	17,658,548	3,672,960
SJM Holdings Ltd.	Hong Kong	2,584,000	3,802,098
			8,643,468
Independent Power Producers & Energy Traders 1.2%			
Datang International Power Generation Co. Ltd., H	China	28,322,640	9,636,643
Guangdong Electric Power Development Co. Ltd., B	China	7,002,559	3,776,176
			13,412,819
Industrial Conglomerates 1.4%			
Shanghai Industrial Holdings Ltd.	China	4,532,253	16,177,266
Insurance 2.1%			
[a] AIA Group Ltd.	Hong Kong	1,725,100	5,038,971
China Life Insurance Co. Ltd., H	China	5,128,000	19,521,756
			24,560,727
Internet Software & Services 0.9%			
[a] Sohu.com Inc.	China	126,067	10,282,025
IT Services 0.3%			
Travelsky Technology Ltd., H	China	3,281,294	2,982,803
Leisure Equipment & Products 0.1%			
Yorkey Optical International Cayman Ltd.	Hong Kong	7,933,000	1,385,232
Machinery 2.9%			
[a,b] Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H, 144A	China	6,399,200	14,657,730
China National Materials Co. Ltd., H	China	3,702,000	3,156,099
Lonking Holdings Ltd.	China	24,838,000	13,904,305
Shin Zu Shing Co. Ltd.	Taiwan	277,837	692,024
Zhongde Waste Technology AG	Germany	33,282	436,454
			32,846,612
Marine 1.5%			
[a] China Shipping Container Lines Co. Ltd., H	China	12,636,000	5,499,909
China Shipping Development Co. Ltd., H	China	7,774,000	8,494,157
Sinotrans Shipping Ltd.	Hong Kong	9,284,500	3,170,927
			17,164,993

18 | Semiannual Report

Templeton China World Fund

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)			
Metals & Mining 4.4%			
Angang Steel Co. Ltd., H	China	12,618,000	$ 17,367,267
China Zhongwang Holdings Ltd.	China	1,988,400	811,853
Jiangxi Copper Co. Ltd., H	China	10,352,000	32,563,908
			50,743,028
Multiline Retail 0.1%			
[a,b] Springland International Holdings Ltd., 144A	China	936,000	677,799
Oil, Gas & Consumable Fuels 27.8%			
China Coal Energy Co., H	China	7,355,000	10,463,298
China Petroleum and Chemical Corp., H	China	68,233,395	69,385,439
China Shenhua Energy Co. Ltd., H	China	8,344,500	34,552,241
CNOOC Ltd.	China	41,286,000	93,507,741
PetroChina Co. Ltd., H	China	42,819,903	58,277,071
Yanzhou Coal Mining Co. Ltd., H	China	17,954,000	53,595,750
			319,781,540
Pharmaceuticals 0.4%			
Tong Ren Tang Technologies Co. Ltd., H	China	1,509,000	4,359,312
Real Estate Management & Development 3.6%			
Agile Property Holdings Ltd.	China	4,346,000	5,462,842
Cheung Kong (Holdings) Ltd.	Hong Kong	532,690	8,282,565
Hopewell Holdings Ltd.	Hong Kong	5,540,500	17,250,706
Soho China Ltd.	China	14,406,145	10,358,145
			41,354,258
Semiconductors & Semiconductor Equipment 4.0%			
MediaTek Inc.	Taiwan	539,138	6,052,844
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	16,845,330	39,919,185
			45,972,029
Specialty Retail 0.6%			
[a] GOME Electrical Appliances Holdings Ltd.	Hong Kong	18,743,880	6,401,582
Textiles, Apparel & Luxury Goods 0.8%			
Anta Sports Products Ltd.	China	4,749,855	7,647,580
Victory City International Holdings Ltd.	Hong Kong	8,960,274	1,748,683
			9,396,263
Transportation Infrastructure 1.5%			
Cosco Pacific Ltd.	China	6,970,610	13,424,812
Sichuan Expressway Co. Ltd., H	China	6,870,000	4,322,142
			17,746,954

Semiannual Report | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton China World Fund

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

February 28, 2011 (unaudited)

Class A:	
Net assets, at value	$ 587,430,926
Shares outstanding	15,305,420
Net asset value per share[a]	$38.38
Maximum offering price per share (net asset value per share ÷ 94.25%)	$40.72
Class B:	
Net assets, at value	$ 10,245,643
Shares outstanding	268,258
Net asset value and maximum offering price per share[a]	$38.19
Class C:	
Net assets, at value	$ 178,692,982
Shares outstanding	4,714,485
Net asset value and maximum offering price per share[a]	$37.90
Advisor Class:	
Net assets, at value	$ 374,462,404
Shares outstanding	9,697,677
Net asset value and maximum offering price per share	$38.61

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Semiannual Report | 25

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

26 | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund’s application of those tax rules is subject to its understanding. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of February 28, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Semiannual Report | 27

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

28 | Semiannual Report

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

Effective May 1, 2011, the Fund will pay fees based on the average weekly net assets of the Fund as follows:

Semiannual Report | 29

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 28, 2011, the Fund paid transfer agent fees of $796,880, of which $437,994 was retained by Investor Services.

30 | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2010, the Fund had tax basis capital losses of $925,572 expiring in 2017.

At February 28, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2011, aggregated $69,422,998 and $28,008,405, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Semiannual Report | 31

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

8. CONCENTRATION OF RISK

Investing in securities of “China companies” may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

9. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of TAML. For the period ended February 28, 2011, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At February 28, 2011, 6.82% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 28, 2011, the Fund did not use the Global Credit Facility.

32 | Semiannual Report

Templeton China World Fund

Notes to Financial Statements (unaudited) (continued)

11. FAIR VALUATION MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS Selected Portfolio ADR - American Depository Receipt

Semiannual Report | 33

Templeton China World Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

34 | Semiannual Report

This page intentionally left blank.

This page intentionally left blank.

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

TEMPLETON CHINA WORLD FUND

Investment Manager
Templeton Asset Management Ltd.

Principal Underwriter
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

188 S 04/11

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.
(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant changes in

the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/ LAURA F. FERGERSON Laura F. Fergerson Chief Executive Officer – Finance and Administration Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON Laura F. Fergerson Chief Executive Officer – Finance and Administration Date: April 27, 2011

By /s/ MARK H. OTANI Mark H. Otani Chief Financial Officer and Chief Accounting Officer Date: April 27, 2011